Financial Liabilities (Non-current and Current)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Liabilities (Non-current and Current)

NOTE 16—FINANCIAL LIABILITIES (NON—CURRENT AND CURRENT)

Non-current and current financial liabilities (gross financial debt) were broken down as follows:

		As of December 31,
		2018	2017
		(millions of euros)
Financial payables (medium/long-term):
Bonds		16,686	18,119
Convertible Bonds		1,893	1,862
Amounts due to banks		3,160	3,798
Other financial payables		155	161

		21,894	23,940
Finance lease liabilities (medium/long-term)		1,740	2,249
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature		1,423	1,914
Non-hedging derivatives		2	5
Other liabilities		—	—

		1,425	1,919

Total Non-current financial liabilities	(A)	25,059	28,108

Financial payables (short-term):
Bonds		2,912	2,215
Convertible Bonds		6	6
Amounts due to banks		2,385	2,183
Other financial payables		64	96

		5,367	4,500
Finance lease liabilities (short-term)		208	181
Other financial liabilities (short-term):
Hedging derivatives relating to hedged items classified as current assets/liabilities of a financial nature		338	71
Non-hedging derivatives		—	4
Other liabilities		—	—

		338	75

Total Current financial liabilities	(B)	5,913	4,756

Financial liabilities directly associated with Discontinued operations/Non-current assets held for sale	(C)	—	—

Total Financial liabilities (Gross financial debt)	(A+B+C)	30,972	32,864

Further details on Financial Instruments are provided in the Note “Supplementary disclosure on financial instruments”.

Gross financial debt according to the original currency of the transaction is as follows:

	As of December 31, 2018		As of December 31, 2017
	(millions of foreign currency)	(millions of euros)	(millions of foreign currency)	(millions of euros)
USD	6,450	5,633	7,168	5,977
GBP	1,267	1,416	1,266	1,427
BRL	2,609	588	5,863	1,478
JPY	20,033	159	20,031	148
EURO	—	23,176	—	23,834

Total		30,972		32,864

The breakdown of gross financial debt by effective interest rate bracket related to the original transaction excluding the effect of any hedging instruments, is provided below:

	As of December 31,
	2018	2017
	(millions of euros)
Up to 2.5%	5,173	5,005
From 2.5% to 5%	10,534	10,571
From 5% to 7.5%	10,130	11,265
From 7.5% to 10%	2,209	2,690
Over 10%	443	589
Accruals/deferrals, MTM and derivatives	2,483	2,744

Total	30,972	32,864

Following the use of derivative hedging instruments, on the other hand, the gross financial debt by nominal interest rate bracket is:

	As of December 31,
	2018	2017
	(millions of euros)
Up to 2.5%	12,667	13,071
From 2.5% to 5%	7,881	6,631
From 5% to 7.5%	6,155	7,366
From 7.5% to 10%	1,343	1,849
Over 10%	443	1,203
Accruals/deferrals, MTM and derivatives	2,483	2,744

Total	30,972	32,864

The maturities of financial liabilities according to the expected nominal repayment amount, as defined by contract, are the following:

Details of the maturities of Financial liabilities—at nominal repayment amount:

	Maturing by December 31, of the year
	2019	2020	2021	2022	2023	After 2023	Total
	(millions of euros)
Bonds	2,446	1,267	564	3,087	2,419	11,238	21,021
Loans and other financial liabilities	1,293	384	1,343	819	331	221	4,391
Finance lease liabilities	190	181	172	132	130	1,124	1,929

Total	3,929	1,832	2,079	4,038	2,880	12,583	27,341
Current financial liabilities	1,308	—	—	—	—	—	1,308

Total	5,237	1,832	2,079	4,038	2,880	12,583	28,649

The main components of financial liabilities are commented below.

Bonds were broken down as follows:

	As of December 31,
	2018	2017
	(millions of euros)
Non-current portion	16,686	18,119
Current portion	2,912	2,215

Total carrying amount	19,598	20,334
Fair value adjustment and measurement at amortized cost	(577)	(559)

Total nominal repayment amount	19,021	19,775

The convertible bonds consist of the unsecured equity-linked bond for 2,000 million euros, with a coupon of 1.125%, issued by TIM S.p.A., convertible into newly-issued ordinary shares, maturing in 2022. This item was broken down as follows:

	As of December 31,
	2018	2017
	(millions of euros)
Non-current portion	1,893	1,862
Current portion	6	6

Total carrying amount	1,899	1,868
Fair value adjustment and measurement at amortized cost	101	132

Total nominal repayment amount	2,000	2,000

The nominal repayment amount of bonds and convertible bonds totaled 21,021 million euros, down by 754 million euros compared to December 31, 2017 (21,775 million euros) as a result of new issues, repayments and the exchange effect in 2018.

The following table lists the bonds issued by companies of the TIM Group, by issuing company, expressed at the nominal repayment amount, net of bond repurchases, and also at market value:

Currency	Amount (millions)	Nominal repayment amount (millions of euros)	Coupon	Issue date	Maturity date	Issue price (%)	Market price as of December 31, 2018 (%)	Market value as of December 31, 2018 (millions of euros)
Bonds issued by TIM S.p.A.
Euro	832.4	832.4	5.375%	1/29/04	1/29/19	99.070	100.486	836
GBP	850.0	950.2	6.375%	6/24/04	6/24/19	98.850	101.761	967
Euro	719.4	719.4	4.000%	12/21/12	1/21/20	99.184	103.331	743
Euro	547.5	547.5	4.875%	9/25/13	9/25/20	98.966	106.290	582
Euro	563.6	563.6	4.500%	1/23/14	1/25/21	99.447	105.849	597
Euro	(b) 202.7	202.7	6 month Euribor (base 365)	01/01/02	01/01/22	100	100	203
Euro	883.9	883.9	5.250%	02/10/10	02/10/22	99.295	108.430	958
Euro	(c)2,000	2,000	1.125%	3/26/15	3/26/22	100	99.934	1,879
Euro	1,000	1,000	3.250%	1/16/15	1/16/23	99.446	102.010	1,020
GBP	375	419.2	5.875%	5/19/06	5/19/23	99.622	104,518	438
Euro	1,000	1,000	2.500%	1/19/17	7/19/23	99.288	98.417	984
Euro	750	750	3.625%	1/20/16	1/19/24	99.632	103.328	775
USD	1,500	1,310	5.303%	5/30/14	5/30/24	100	95.530	1,251
Euro	1,000	1,000	3.000%	9/30/16	9/30/25	99.806	97.468	975
Euro	750	750	2.875%	06/28/18	01/28/26	100	95.218	714
Euro	1,000	1,000	3.625%	5/25/16	5/25/26	100	99.952	1,000
Euro	1,250	1,250	2.375%	10/12/17	10/12/27	99.185	89.357	1,117
Euro	670	670	5.250%	03/17/05	03/17/55	99.667	97.104	651

Sub-Total		15,849						15,690

Bonds issued by Telecom Italia Finance S.A. and guaranteed by TIM S.p.A.
Euro	1,015	1,015	7.750%	01/24/03	01/24/33	(a) 109.646	125.429	1,273

Sub-Total		1,015						1,273

Bonds issued by Telecom Italia Capital S.A. and guaranteed by TIM S.p.A.
USD	(d) 759.7	663.4	7.175%	06/18/09	06/18/19	100	101.358	672
USD	1,000	873.4	6.375%	10/29/03	11/15/33	99.558	90.113	787
USD	1,000	873.4	6.000%	10/06/04	09/30/34	99.081	87.489	764
USD	1,000	873.4	7.200%	07/18/06	07/18/36	99.440	96.061	839
USD	1,000	873.4	7.721%	06/04/08	06/04/38	100	99.471	869

Sub-Total		4,157						3,931

Total		21,021						20,894

(a)	Weighted average issue price for bonds issued with more than one tranche.

(b)	Reserved for employees.

(c)	Bond convertible into newly-issued TIM S.p.A. ordinary treasury shares.

(d)	Net of the securities bought back by TIM S.p.A. on July 20, 2015.

The following table lists the changes in bonds during 2018:

New issues	Currency	Amount (millions of original currency)	Issue date
Telecom Italia S.p.A. 750 million euros 2.875% maturing 01/28/2026	Euro	750	6/28/2018

Repayments	Currency	Amount (millions of original currency)	Repayment date
Telecom Italia S.p.A. 593 million euros 4.750% (1)	Euro	593	5/25/2018
Telecom Italia S.p.A. 677 million US dollars 6.999% (2)	USD	677	6/4/2018
Telecom Italia S.p.A. 582 million euros 6.125% (3)	Euro	582	12/14/2018

(1)	Net of buy-backs totaling 157 million euros made by the company in 2015.

(2)	Net of the securities bought back by TIM S.p.A. (323 million US dollars) on July 20, 2015.

(3)	Net of buy-backs totaling 168 million euros made by the company in 2015.

Medium/long-term amounts due to banks, totaling 3,160 million euros (3,798 million euros at December 31, 2017), fell by 638 million euros, due to the exercise of the early repayment option of the bilateral term loan in place at the end of 2017. Short-term amounts due to banks totaled 2,385 million euros (2,183 million euros at December 31, 2017) and included 1,137 million euros of the current portion of medium/long-term amounts due to banks. In addition, Telecom Italia Finance S.A. has repurchase agreements on government and corporate securities for 545 million euros maturing in the first quarter of 2019.

Medium/long-term other financial payables totaled 155 million euros (161 million euros at December 31, 2017) and refer to the Telecom Italia Finance S.A. loan for JPY 20,000 million, maturing in 2029. Short-term other financial payables amounted to 64 million euros (96 million euros at December 31, 2017) and included 2 million euros of the current portion of medium/long-term other financial payables.

Medium/long-term finance lease liabilities totaled 1,740 million euros (2,249 million euros at December 31, 2017) and mainly related to property leases recognized under IAS 17 using the financial method. Short-term finance lease liabilities amounted to 208 million euros (181 million euros at December 31, 2017) and referred to the current portion of medium/long-term finance lease liabilities. Following the start of the real estate rationalization plan by TIM S.p.A. currently underway and the consequent reconsideration of the likelihood of exercising the option of renewing the real-estate lease agreements at expiry, the liability and the value of the assets held under finance lease were written down by around 215 million euros. Moreover, during 2018, 46 million euros of higher debt for finance leases and higher tangible assets were posted, following the recognition of additional vehicle lease agreements in accordance with IAS 17.

Hedging derivatives relating to items classified as non-current liabilities of a financial nature amounted to 1,423 million euros (1,914 million euros at December 31, 2017). Hedging derivatives relating to items classified as current liabilities of a financial nature totaled 338 million euros (71 million euros at December 31, 2017).

Non-hedging derivatives classified under non-current financial liabilities totaled 2 million euros (5 million euros at December 31, 2017), whereas no non-hedging derivatives classified as current financial liabilities were recorded (4 million euros at December 31, 2017). These also include the measurement of derivatives which, although put into place for hedging purposes, do not possess the formal requisites to be considered as such under IFRS.

Covenants and negative pledges in place at December 31, 2018

Bonds issued by the TIM Group do not contain financial covenants (e.g. ratios such as Debt/EBITDA, EBITDA/Interest, etc.) or clauses that result in the automatic early redemption of the bonds in relation to events other than the insolvency of the TIM Group(1); furthermore, the repayment of the bonds and the payment of interest are not covered by specific guarantees nor are there commitments provided relative to the assumption of future guarantees, except for the full and unconditional guarantees provided by TIM S.p.A. for the bonds issued by Telecom Italia Finance S.A. and Telecom Italia Capital S.A..

Since the bonds were placed principally with institutional investors in major world capital markets (Euromarket and the U.S.A.), the terms which regulate the bonds are in line with market practice for similar transactions effected on these same markets. Consequently, they carry negative pledges, such as, for example, the commitment not to pledge the company’s assets as collateral for loans.

With regard to loans taken out by TIM S.p.A. with the European Investment Bank (EIB), at December 31, 2018, the nominal amount of outstanding loans amounted to 1,350 million euros, of which 800 million euros at direct risk and 550 million euros secured.

EIB loans not secured by bank guarantees for a nominal amount equal to 800 million euros are subject to the following covenants:

•

in the event the company becomes the target of a merger, demerger or contribution of a business segment outside the Group, or sells, disposes of or transfers assets or business segments (except in certain cases, expressly provided for), it shall immediately inform the EIB which shall have the right to ask for guarantees to be provided or changes to be made to the loan contract, or, only for certain loan contracts, the EIB shall have the option to demand the immediate repayment of the loan (should the merger, demerger or contribution of a business segment outside the Group compromise the Project execution or cause a prejudice to EIB in its capacity as creditor);

•

with the 500 million euros loan, signed on December 14, 2015, TIM undertook to ensure that, for the entire duration of the loan, the total financial debt of the Group companies other than TIM S.p.A.—except for the cases when that debt is fully and irrevocably secured by TIM S.p.A.—is lower than 35% (thirty-five percent) of the Group’s total financial debt.

EIB loans secured by banks or entities approved by the EIB for a total nominal amount of 550 million euros, and direct risk loans are subject to the following covenants:

•

“Inclusion clause”, under which, in the event TIM commits to uphold financial covenants in other loan contracts (and even more restrictive clauses for 2014 and 2015 direct risk loans, including, for instance, cross default clauses and commitments restricting the sale of goods) that are not present in or are stricter than those granted to the EIB, the EIB will have the right—if, in its reasonable opinion, it considers that such changes may have a negative impact on TIM’s financial capacity—to request the provision of guarantees or an amendment of the loan contract in order to establish an equivalent provision in favor of the EIB;

•

“Network Event”, under which, in the event of the disposal of the entire fixed network or of a substantial part of it (in any case, more than half in quantitative terms) to third parties not controlled by the Company, or in the event of disposal of the controlling interest in the company in which the network or a substantial part of it has previously been transferred, TIM must immediately inform the EIB, which may then opt to demand collateral or an amendment of the loan contract or choose an alternative solution.

The loan agreements of TIM S.p.A. do not contain financial covenants (e.g. ratios such as Debt/EBITDA, EBITDA/Interests, etc.) which would oblige the Company to repay the outstanding loan if the covenants are not observed.

The loan agreements contain the usual other types of covenants, including the commitment not to pledge the Company’s assets as collateral for loans (negative pledge) and the commitment not to change the business purpose or sell the assets of the Company unless specific conditions exist (e.g. the sale takes place at fair market value). Covenants with basically the same content are also found in export credit loan agreements.

In the Loan Agreements and the Bonds, TIM is required to provide notification of change of control. Identification of the occurrence of a change of control and the applicable consequences—including, at the discretion of the

(1)	A change of control event can result in the early repayment of the convertible bond of TIM S.p.A., as further detailed below.

investors, the establishment of guarantees or the early repayment of the amount paid in cash or as shares and the cancellation of the commitment in the absence of agreements to the contrary—are specifically covered in the individual agreements.

In addition, the outstanding loans generally contain a commitment by TIM, whose breach is an Event of Default, not to implement mergers, demergers or transfers of business, involving entities outside the Group. Such an Event of Default may entail, upon request of the Lender, the early redemption of the drawn amounts and/or the annulment of the undrawn commitment.

In the documentation of the loans granted to certain companies of the Tim Brasil group, the companies must generally respect certain financial ratios (e.g. capitalization ratios, ratios for servicing debt and debt ratios) as well as the usual other covenants, under pain of a request for the early repayment of the loan.

Finally, as at December 31, 2018, no covenant, negative pledge or other clause relating to the debt position, had in any way been breached or violated.

Revolving Credit Facility

The following table shows the composition and the drawdown of the committed credit lines available at December 31, 2018:

	As of December 31,
	2018		2017
	Agreed	Drawn down	Agreed	Drawn down
	(billions of euros)
Revolving Credit Facility—maturing May 2019	—	—	4.00	—
Revolving Credit Facility—maturing March 2020	—	—	3.00	—
Revolving Credit-Facility—maturing January 2023	5.00	—	—	—

Total	5.00	—	7.00	—

On January 16, 2018, two syndicated Revolving Credit Facilities existing at December 31, 2017 were closed in advance and replaced by a new syndicated Revolving Credit Facility for a total of 5 billion euros, maturing on January 16, 2023, currently not drawn.

At December 31, 2018, TIM had bilateral Term Loans for 1,475 million euros and overdraft facilities for 250 million euros, drawn down for the full amount.

TIM rating at December 31, 2018

At December 31, 2018, the three rating agencies—Standard & Poor’s, Moody’s and Fitch Ratings—rated TIM as follows:

	Rating	Outlook
STANDARD &POOR’S	BB+	Stable
MOODY’S	Ba1	Stable
FITCH RATINGS	BBB-	Negative

Additional cash flow information required by IAS 7.

			Cash transactions		Non cash transactions
		As of December 31, 2017	Receipts and/or issues	Payments and/or reimbursements	Exchange rate difference	Fair value changes	Other changes	As of December 31, 2018
		(millions of euros)
Financial payables (medium/long-term):
Bonds		20,334	750	(1,751)	249	15	1	19,598
Convertible Bonds		1,868					31	1,899
Amounts due to banks		5,080	1,705	(2,425)	(86)		23	4,297
Other financial payables		175		(4)	9		(23)	157

	(a)	27,457	2,455	(4,180)	172	15	32	25,951
of which short term		3,517						4,057
Finance lease liabilities (medium/long-term)		2,430	91	(246)	(42)		(285)	1,948

	(b)	2,430	91	(246)	(42)	—	(285)	1,948
of which short term		181						208
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature		1,985			(28)	(190)	(6)	1,761
Non-hedging derivatives		9			(4)		(3)	2
Other liabilities		—						—

	(c)	1,994	—	—	(32)	(190)	(9)	1,763
of which short term		75						338
Financial payables (short-term):
Amounts due to banks		901	1,793	(1,446)			—	1,248
Other financial payables		82					(20)	62

	(d)	983	1,793	(1,446)	—	—	(20)	1,310
Total Financial liabilities (Gross financial debt)
	(e=a+b+ c+d)	32,864	4,339	(5,872)	98	(175)	(282)	30,972

Hedging derivatives relating to hedged items classified as current and non-currentassets/liabilities of a financial nature	(f)	1,755			89	(115)	3	1,732
Non hedging derivatives	(g)	22			(1)	(2)		19

Total	(h=e-f-g)	31,087	4,339	(5,872)	10	(58)	(285)	29,221

Additional cash flow information

The value of the paid and collected interest expense reported in the Report on Operations takes into account the movements relating to transactions in CCIRS derivatives to hedge underlying assets in both the assets component (collections) and the liabilities component (payments) without netting the positions.

	2018	2017
	(millions of euros)
Interest expense paid	(1,978)	(2,899)
Interest income received	871	1,636
Net total	(1,107)	(1,263)

To consider the components of CCIRS derivatives as a single transaction, a representation is given with interest flows in and out shown net. This approach gives the following results:

	2018	2017
	(millions of euros)
Interest expense paid	(1,485)	(2,304)
Interest income received	378	1,041
Net total	(1,107)	(1,263)